Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Summary of Warrant Activity

The following is a summary of warrant activity for the year ended December 31, 2019 and 2018:

Number of Warrants
Outstanding as of December 31, 2017	2,068,831
Issuance of Series C Warrants	1,833,333
Cancellation of Series C Warrants for no consideration	(1,833,333)
Cashless warrant exercise	(18,519)
Warrants exercise for cash	(94,999)
Expiration of warrant	(39)
Outstanding as of December 31, 2018	1,955,274
Warrants exercise for cash	(725,564)
Expiration of warrant	(291,806)
Outstanding as of December 31, 2019	937,904